SUBSEQUENT EVENTS (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	6 Months Ended						12 Months Ended			6 Months Ended								6 Months Ended		6 Months Ended
	Dec. 04, 2012	Dec. 04, 2012	Jun. 05, 2012	Jan. 09, 2013 Marlin & Ray's [Member]	Jan. 09, 2013 Wok Hay [Member]	Jan. 09, 2013 Lime Fresh [Member]	Jan. 09, 2013 Truffles [Member]	Jun. 05, 2012 Subsequent Event [Member]	Jan. 09, 2013 Subsequent Event [Member]	Jun. 20, 2012 Subsequent Event [Member]	Dec. 04, 2012 Subsequent Event [Member] Minimum [Member]	Dec. 04, 2012 Subsequent Event [Member] Maximum [Member]	Jan. 09, 2013 Subsequent Event [Member] Marlin & Ray's [Member]	Jan. 09, 2013 Subsequent Event [Member] Wok Hay [Member]	Jan. 09, 2013 Subsequent Event [Member] Lime Fresh [Member]	Jan. 09, 2013 Subsequent Event [Member] Truffles [Member]	Jan. 08, 2013 Subsequent Event [Member] Share Repurchase Program [Member]	Dec. 04, 2012 Subsequent Event [Member] Share Repurchase Program [Member]	Dec. 04, 2012 Subsequent Event [Member] Senior Notes [Member]	Dec. 04, 2012 Subsequent Event [Member] Bankruptcy Restructuring [Member]	Dec. 04, 2012 Subsequent Event [Member] Sale Leaseback Transaction [Member]
Restaurant Closures [Abstract]
Number of Restaurants	742	742	714	13	1	2	2		16	13			13	1	2	2					2
Lease termination charge											$ 2,000,000	$ 5,000,000
Sale-leaseback transaction [Abstract]
Sale-leaseback transaction, gross proceeds	11,700,000	32,000,000						20,200,000													4,700,000
Sale-leaseback transaction, costs	600,000	1,600,000						1,000,000													200,000
Sale-leaseback transaction, carrying value								14,200,000													3,800,000
Sale-leaseback transaction, lease terms								P15Y													15 years
Sale-leaseback transaction, lease renewal terms (in years)		20 years						20 years													20 years
Sale-leaseback transaction, deferred gain								5,000,000													800,000
Share repurchases [Abstract]
Stock repurchase amount																			3,200,000
Stock repurchase (in shares)																	12.7	0.4
Additional shares authorized to be repurchased (in shares)																	10.0
TR Midwest Restructuring [Abstract]
Remaining lease exposure																				$ 800,000